Income taxes (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 provincial_jurisdiction	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Loss from continuing operations before income taxes	(24,149)	(42,778)
Tax rate	25.26%	25.12%
Expected benefit	(6,101)	(10,746)
(Decrease) increase related to:
Impact of enacted future statutory income tax rates	(209)	160
Income tax adjustments and reassessments	(249)	407
Non deductible portion of capital losses	69	(137)
Stock-based compensation	315	112
Other	73	(78)
Income tax benefit	(6,102)	(10,282)
Current income tax (benefit) expense	(2,438)	1,030
Deferred income tax (benefit) (note 10)	(3,664)	(11,312)
Deferred tax assets:
Non-capital losses	39,604	54,086
Deferred financing costs	1,709	0
Derivative financial instruments	0	1,646
Billings in excess of costs on uncompleted contracts	1,606	2,451
Capital lease obligations	10,914	12,462
Deferred lease inducements	91	114
Stock-based compensation	1,880	1,001
Other	409	510
Total deferred tax assets	56,213	72,270
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	5,338	12,097
Assets held for sale	13	63
Accounts receivable – holdbacks	2,308	8,379
Property, plant and equipment	56,945	67,257
Deferred financing costs	0	277
Intangible assets	0	8
Deferred partnership income	18,125	0
Total deferred tax liabilities	82,729	88,081
Net deferred income tax liability	(26,516)	(15,811)
Net deferred tax liability classification
Current asset	3,678	4,396
Long term asset	27,660	56,814
Current liability	(8,036)	(19,082)
Long term liability	(49,818)	(57,939)
Net deferred income tax liability	(26,516)	(15,811)
Number of provincial jurisdictions	5
Operating loss carryforwards	156,784
2027
Net deferred tax liability classification
Operating loss carryforwards	283
2028
Net deferred tax liability classification
Operating loss carryforwards	0
2029
Net deferred tax liability classification
Operating loss carryforwards	13,676
2030
Net deferred tax liability classification
Operating loss carryforwards	1
2031
Net deferred tax liability classification
Operating loss carryforwards	21,368
2032
Net deferred tax liability classification
Operating loss carryforwards	40,830
2033
Net deferred tax liability classification
Operating loss carryforwards	55,160
2034
Net deferred tax liability classification
Operating loss carryforwards	25,466
Capital loss carryforward
Net deferred tax liability classification
Valuation allowance, amount	962	962